Intangible Assets - Schedule (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite Lived Intangible Assets [Line Items]
Additions - Accumulated amortization	$ (1,602)	$ (1,283)	$ (1,919)
Net Book Value	28,450	31,736
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Balance - cost	44,877	44,877	44,877
Balance - Accumulated amortization	(16,427)	(13,141)	(9,855)
Additions - cost	0	0
Additions - Accumulated amortization	(3,286)	(3,286)
Net Book Value	28,450	31,736	$ 35,022
Net Book Value - Additions	$ (3,286)	$ (3,286)